Pension and Postretirement Benefits (Fair Value Measurements of Pension Assets Using Significant Unobservable Inputs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	$ 371.7
Fair value of plan assets at December 31	371.7
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1	371.7	349.1	361.4
Fair value of plan assets at December 31	$ 371.7	$ 349.1	$ 361.4